Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10 – COMMITMENTS AND CONTINGENCIES

The Company leases two premises in Land O’ Lakes, Florida under an operating lease that expires in 2021 and in Tampa, Florida under an operating lease that expires in 2023. Future minimum rental payments under these non-cancelable operating leases as of December 31, 2018 are:

2019	$156,024
2020	$160,709
2021	$165,506
2022	$49,080
2023	$41,934
Total	$573,253